Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
8.
OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Rental deposits	79,533	95,181	13,040
Others	17,154	16,214	2,220
Other non-current assets	96,687	111,395	15,260

The Group's allowance for credit losses related to non-current other receivables included in “Others” were not significant for the periods presented.